AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks
Casinos & Gaming — 2.2%
Boyd Gaming Corp.*	99,483	$6,293,294
Caesars Entertainment, Inc.*	42,320	4,751,690
		11,044,984
Diversified REITs — 3.0%
VEREIT, Inc.	332,749	15,050,237
Health Care REITs — 12.4%
Healthcare Trust of America, Inc. (Class A Stock)(a)	245,672	7,286,631
Healthpeak Properties, Inc.	734,583	24,593,839
Ventas, Inc.	143,356	7,914,685
Welltower, Inc.	260,143	21,435,783
		61,230,938
Hotel & Resort REITs — 3.2%
Host Hotels & Resorts, Inc.*(a)	801,978	13,096,301
Park Hotels & Resorts, Inc.*	133,635	2,557,774
		15,654,075
Industrial REITs — 9.5%
Americold Realty Trust(a)	311,261	9,042,132
Duke Realty Corp.	544,215	26,051,572
Prologis, Inc.	94,345	11,833,694
		46,927,398
Office REITs — 1.5%
Highwoods Properties, Inc.	164,100	7,197,426
Real Estate Services — 2.6%
Jones Lang LaSalle, Inc.*	51,160	12,692,284
Residential REITs — 15.5%
Apartment Income REIT Corp.	258,723	12,628,270
Equity Residential	58,631	4,744,421
Essex Property Trust, Inc.	56,115	17,942,210
Invitation Homes, Inc.	319,988	12,265,140
Sun Communities, Inc.	44,164	8,174,756
UDR, Inc.(a)	387,913	20,551,631
		76,306,428
Retail REITs — 10.2%
Federal Realty Investment Trust	46,851	5,527,949
Kimco Realty Corp.	276,959	5,746,899
Realty Income Corp.(a)	46,452	3,012,877
Simon Property Group, Inc.	223,195	29,008,654
SITE Centers Corp.	251,649	3,885,461
Spirit Realty Capital, Inc.	70,677	3,253,969
		50,435,809
Specialized REITs — 39.3%
American Tower Corp.	180,292	47,851,300
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Crown Castle International Corp.	46,918	$8,131,828
CyrusOne, Inc.	179,865	13,923,350
Digital Realty Trust, Inc.	115,459	16,678,052
Equinix, Inc.	21,195	16,746,805
Extra Space Storage, Inc.	53,999	9,071,292
Public Storage	130,528	38,779,869
SBA Communications Corp.	54,266	17,938,711
VICI Properties, Inc.(a)	271,314	7,708,031
Weyerhaeuser Co.	492,188	17,507,127
		194,336,365

Total Long-Term Investments (cost $403,393,521)		490,875,944
Short-Term Investments — 9.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	3,037,091	3,037,091
PGIM Institutional Money Market Fund (cost $44,281,822; includes $44,279,832 of cash collateral for securities on loan)(b)(wa)	44,308,407	44,281,822

Total Short-Term Investments (cost $47,318,913)		47,318,913

TOTAL INVESTMENTS—109.0% (cost $450,712,434)		538,194,857

Liabilities in excess of other assets — (9.0)%		(44,240,288)

Net Assets — 100.0%		$493,954,569

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,861,855; cash collateral of $44,279,832 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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